FEDERATED MUNICIPAL SECURITIES FUND INC
Federated Municipal Securities Fund, Inc. (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C) or Class F Shares (F) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000, or $1,000,000, in certain classes (e.g., A and F classes, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 15.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FEDERATED MUNICIPAL SECURITIES FUND INC	A	B	C	F
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FEDERATED MUNICIPAL SECURITIES FUND INC		A	B	C	F
Management Fee		0.51%	0.51%	0.51%	0.51%
Distribution (12b-1) Fee		none	0.75%	0.75%	none
Other Expenses		0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		0.97%	1.72%	1.72%	0.97%
Fee Waivers and/or Expense Reimbursements	[1]	0.10%	none	none	0.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.87%	1.72%	1.72%	0.87%
[1]	Effective June 1, 2012, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's A, B, C and F classes (after the voluntary waivers and/or reimbursements) will not exceed 0.87%, 1.73%, 1.73% and 0.87% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) June 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example FEDERATED MUNICIPAL SECURITIES FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
A	545	745	962	1,586
B	725	942	1,133	1,831
C	275	542	933	2,030
F	298	506	631	1,278

Expense Example, No Redemption FEDERATED MUNICIPAL SECURITIES FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
A	545	745	962	1,586
B	175	542	933	1,831
C	175	542	933	2,030
F	198	406	631	1,278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE What are the Fund’s Main Investment Strategies?
The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) also normally (except as discussed herein) will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non‒AMT securities, when there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may invest the Fund’s assets in securities that may be subject to AMT. When there is a lack of supply of non‒AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the Fund’s investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund’s investments may be subject to the AMT.

The Fund does not limit itself to securities of a particular maturity range. Currently, the Fund invests at least a majority of its assets in long‒term, tax‒exempt securities (i.e., securities with stated maturities of 10 years or more).

The Fund also will invest at least a majority of its assets in securities rated investment grade (or unrated securities of comparable quality), and may purchase securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment‒grade securities are securities that receive investment‒grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB by Standard & Poor’s, an NRSRO, would be rated in the first, second, third or fourth ratings category, respectively. Securities rated below investment grade (or noninvestment‒grade securities) are securities that do not receive investment‒grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor’s, an NRSRO, would be noninvestment‒grade securities. The Fund does not have a specific minimum quality rating.

The types of securities in which the Fund may principally invest include tax‒exempt securities, such as the following types: general obligation bonds, special revenue bonds, private activity bonds, tax increment financing bonds, municipal leases, zero‒coupon securities, inverse floaters, municipal mortgage‒backed securities, planned amortization classes, variable rate demand instruments, municipal notes and municipal auction rate securities. Certain of the tax‒exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, options contracts and swap contracts) and hybrid instruments to implement its investment strategies as more fully described in this Prospectus.

The Fund also may invest in certain securities or other investments as described herein (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short‒term capital gains (which are treated as ordinary income for federal income tax purposes).

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Interest Rate Risk. Prices of fixed‒income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on prices of fixed-income securities with longer durations.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment‒grade securities generally have a higher default risk than investment‒grade securities. Such non‒payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment‒grade securities generally have less liquidity than investment‒grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over‒the‒counter derivative contracts generally carry greater liquidity risk than exchange‒traded contracts.
  Tax Risk. In order to pay interest exempt from federal income tax, tax‒exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short‒term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
  Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed‒income securities.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities that are below investment‒grade quality (which are also known as junk bonds), which may be subject to greater economic, credit and liquidity risks than investment‒grade securities.
  Risk Related to the Economy. Lower‒grade bond returns are sensitive to changes in the economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE: BAR CHART AND TABLE Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year‒by‒year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Municipal Securities Fund, Inc. ‒ A Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s A class total return for the three‒month period from January 1, 2012 to March 31, 2012, was 2.16%.

Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 7.91% (quarter ended September 30, 2009). Its lowest quarterly return was (5.51)% (quarter ended December 31, 2010).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After‒tax returns are shown only for A class, and after‒tax returns for B, C and F classes will differ from those shown below for A class. Actual after‒tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after‒tax returns do not reflect the effect of any applicable state and local taxes. After‒tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan. Historical returns do not include the effect of a 1.00% front‒end sales charge on C class shares purchased prior to February 1, 2007. Effective February 1, 2007, this sales charge was eliminated.
(For the Periods Ended December 31, 2011)
Average Annual Total Returns FEDERATED MUNICIPAL SECURITIES FUND INC		1 Year	5 Years	10 Years	Start of Performance	Inception Date
A		6.22%	2.58%	3.93%
A After Taxes on Distributions		6.22%	2.58%	3.93%
A After Taxes on Distributions and Sales		5.43%	2.78%	3.97%
B		4.71%	2.26%	3.66%
C		9.21%	2.62%	3.49%
F		9.05%			3.49%	May 31, 2007
S&P Municipal Bond Investment Grade Index (reflects no deduction for fees, expenses or taxes)	[1]	10.67%	5.03%	5.36%
S&P Municipal Bond Investment Grade, 3-year plus, Non-AMT (reflects no deduction for fees, expenses or taxes)	[2]	12.36%	5.42%	5.76%
Morningstar Municipal National Long Funds Category Average	[3]	10.64%	3.95%	4.44%
[1]	S&P Indices changed the name of the S&P Municipal Bond Investment Grade Index (SPMBIGI) from "S&P/Investortools Municipal Bond Investment Grade Index" to "S&P Municipal Bond Investment Grade Index." The SPMBIGI is the investment-grade component of the S&P Municipal Bond Index (Main Index). The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly.
[2]	S&P Indices changed the name of the S&P Municipal Bond Investment Grade, 3-year plus, Non-AMT (SPMBIG3) from "S&P/Investortools Municipal Bond Investment Grade, 3-year plus, Non-AMT" to "S&P Municipal Bond Investment Grade, 3-year plus, Non-AMT." The SPMBIG3 represents the portion of the SPMBIGI composed solely of bonds with remaining maturities of 3 years or more that are not subject to AMT.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.